PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Refundable deposits	[1]	$ 7,927,825	$ 1,821,545
Prepaid rental fees	[2]	1,652,826	0
EPC Warranty reimbursement receivables		132,007	0
Others		830,164	72,045
Total prepaid expenses and other current assets		$ 10,542,822	$ 1,893,590

[1]	As of December 31 2017, refundable deposits mainly represented refundable deposits for the bidding of the project asset construction rights.
[2]	As of December 31, 2017, prepaid rental fees mainly represented rooftop rental payments for solar systems for one year.